INCOME TAXES - Reconciliation Of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			¥ 79,440	¥ 40,070	¥ 0
Unrecognized tax benefit	¥ 116,556	¥ 40,067	116,556	40,067	¥ 0
Interest accrued in unrecognized tax benefits as of the balance sheet date			16,640	¥ 4,270
Expected earnings distribution	140,000
Undistributed earnings from the foreign subsidiaries	1,300,000
Unrecognized deferred tax liability			131,850
Interest related to unrecognized tax benefits during the period	12,370	4,270
Reconciliation of unrecognized tax benefits
Balance, beginning	40,067	0
Increase based on tax positions taken in the prior year	39,371	40,067
Increase based on tax positions expected to be taken in current year	37,118
Balance, ending	116,556	¥ 40,067
Expected earnings distribution of RMB 100 million
Unrecognized tax benefits
Deferred tax liability			10,000
Expected earnings distribution	¥ 100,000
Percentage of withholding tax rate in earnings distribution	10.00%
Expected earnings distribution of RMB 40 million
Unrecognized tax benefits
Deferred tax liability			¥ 2,000
Expected earnings distribution	¥ 40,000
Percentage of withholding tax rate in earnings distribution	5.00%